PROPERTY AND EQUIPMENT, NET (Schedule of Depreciation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 156,907	¥ 99,897	¥ 72,858
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	127,850	85,059	62,000
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	11,211	5,313	3,226
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	16,511	8,064	6,455
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 1,335	¥ 1,461	¥ 1,177